Equity - Schedule of Share Capital (Details) - Issued capital [member] - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Share capital
Authorized shares, Par Value Per Share	$ 0.00001	$ 0.00001
Authorized shares, Number of shares	250,000,000	250,000,000
Issued and outstanding shares, No Par Value Per Share	$ 0.00001	$ 0.00001
Issued and outstanding shares, Number of shares	1,622,685
Class B Ordinary Shares [Member]
Share capital
Authorized shares, Par Value Per Share	$ 0.00001	$ 0.00001
Authorized shares, Number of shares	100,000,000	100,000,000
Issued and outstanding shares, No Par Value Per Share	$ 0.00001	$ 0.00001
Issued and outstanding shares, Number of shares	20,311,112	20,888,886